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August 3, 2007

Ms. Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:  Post-effective amendments under Rule 485(a) to certain Form N-4 registration statements

Dear Ms. Samuel:

Along with this  letter,  we are filing  post-effective  amendments  under Rule 485(a) to the Form N-4  registration  statements  of
American  Skandia Life  Assurance  Corporation  ("ASLAC"),  Pruco Life  Insurance  Company  ("Pruco  Life") and Pruco Life Insurance
Company of New Jersey ("PLNJ") listed below. In general,  these  post-effective  amendments  describe a new living benefit  (Spousal
Highest Daily Lifetime Five) and changes to existing  living  benefits.  These changes will be disclosed in prospectus  supplements.
Specifically, the salient changes are as follows:

o        Pruco Life and PLNJ Strategic  Partners  Select  (333-52754  and  333-62238),  and Pruco Life and PLNJ  Strategic  Partners
         Horizon  (333-104036  and  333-100713).  This  supplement  discloses  that  (a)  Prudential  Annuities  Distributors,  Inc.
         (formerly,  American  Skandia  Marketing,  Incorporated)  has become principal  underwriter of these  annuities,  replacing
         Prudential  Investment  Management Services,  LLC ("PIMS") and (b) for Strategic Partners Select only, we will close the SP
         Mid Cap Growth Portfolio to new purchases and transfers.
o        Pruco Life and PLNJ Strategic  Partners Advisor  (333-52780 and 333-62242),  and Pruco Life Strategic  Partners Annuity One
         and  Strategic  Partners Plus  (333-37728).  The  supplement  to these  registration  statements  describes  changes to the
         Lifetime Five  guaranteed  minimum  withdrawal  benefit,  including the addition of a companion death benefit called Legacy
         Protection Plus. In addition,  the supplement discloses that Prudential Annuities  Distributors,  Inc. has become principal underwriter of these  annuities,  replacing PIMS.  Finally,  we indicate that we will close the SP Mid Cap Growth Portfolio to new purchases and transfers.
o        Pruco Life Strategic Partners Annuity One 3, Strategic  Partners Plus 3, and Strategic  Partners  FlexElite  (333-37728 and
         333-75702) and PLNJ Strategic  Partners Annuity One 3 and Strategic  Partners Plus 3 (333-49230).  The changes set forth in this  supplement  include (a) the Lifetime  Five changes  described  above (b) changes to the Spousal  Lifetime Five Income
         Benefit and (for the Pruco Life  products  only) the  Highest  Daily  Lifetime  Five Income  Benefit,  (c) the  addition of
         Spousal Highest Daily Lifetime Five to the Pruco Life products and (d) the  replacement of PIMS with  Prudential  Annuities
         Distributors,  Inc. Given that we recently  received  approval of the Highest Daily Lifetime Five benefit in New York, this supplement also discloses the addition of that benefit to PLNJ's Strategic  Partners  Annuity One 3 and Strategic  Partners
         Plus 3.  Finally, we indicate that we will close the SP Mid Cap Growth Portfolio to new purchases and transfers.
o        Prudential  Premier Series of Pruco Life  (333-130989 and  333-144639).  The changes set forth in this  supplement  include
         (a) the Lifetime  Five changes  described  above (b) changes to the Spousal  Lifetime  Five Income  Benefit and the Highest
         Daily Lifetime Five Income  Benefit,  including  Legacy  Protection Plus (c) the addition of Spousal Highest Daily Lifetime
         Five and (d) the replacement of PIMS with Prudential Annuities Distributors, Inc.
o        Prudential  Premier Series of PLNJ (333-131035 and 333 -144657).  The changes set forth in this supplement  include (a) the
         Lifetime  Five  changes  described  above (b)  changes to the  Spousal  Lifetime  Five  Income  Benefit,  including  Legacy
         Protection  Plus and (c) the  replacement  of PIMS with  Prudential  Annuities  Distributors,  Inc.  Given that we recently received  approval of the Highest Daily Lifetime Five benefit in New York,  this  supplement also discloses the addition of that benefit to this product.
o        ASLAC's ASAP III,  APEX II, XT6, ASL II, and Advisors  Choice 2000 variable  annuities  (333-96577,  333-71654,  333-71834,
         333-71672,  and 333-08853).  The changes set forth in this supplement include (a) the Lifetime Five changes described above
         (b) changes to the Spousal  Lifetime Five Income  Benefit and the Highest Daily  Lifetime  Five Income  Benefit,  including
         Legacy  Protection Plus (c) the addition of Spousal  Highest Daily Lifetime Five and (d) the re-naming of American  Skandia
         Marketing  Incorporated  to  Prudential  Annuities  Distributors,  Inc.  Finally,  we  disclose  the  addition  of  certain portfolios of Advanced Series Trust to each annuity.
o        ASLAC's  Optimum,  Optimum Four,  and Optimum Plus variable  annuities,  which are private label versions of ASAP III, APEX
         II, and XT6 sold through Linsco  Private  Ledger Corp.  The same changes as set forth in the preceding  bullet will be made in this prospectus supplement (except for the addition of certain portfolios of Advanced Series Trust).

We also include in these filings SAI  Supplements,  which disclose the change in principal  underwriter  from Prudential  Investment
Management Services LLC and American Skandia Marketing Incorporated to Prudential Annuities Distributors, Inc.
As you know,  certain of these  variable  annuities  have a companion  MVA option that is  registered  on Form S-3.  The  prospectus portion of each Form S-3 is identical to the  prospectus in the  counterpart  Form N-4. Upon  resolving any Staff  comments on these
485(a) filings, we would make conforming changes to the S-3 prospectuses and file those revised prospectuses under Rule 424(b).

We represent and acknowledge that:

o        the depositor and the registrant are  responsible  for the adequacy and accuracy of the disclosure in the instant  filings;
         and
o        staff  comments,  or changes to  disclosure  in response to staff  comments  in the filings  reviewed by the staff,  do not foreclose the Commission from taking any action with respect to the instant filings; and
o        the depositor and the registrant  may not assert staff comments as a defense in any proceeding  initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your attention to these filings.

                                                             Sincerely,

                                                C. Christopher Sprague
                                            /s/C. Christopher Sprague